Note 2 - Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Significant Accounting Policies [Text Block]
2.	Summary of significant accounting policies

Basis of consolidation

The unaudited interim condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant intercompany transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Going concern

According to Accounting Standards Codification (“ASC”)
205
-
40,
Presentation of Financial Statements - Going Concern
(“ASC
205
-
40”
), management must evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern within one
year after the date that the financial statements are issued. This evaluation initially does not
take into consideration the potential mitigating effect of management's plans that have not
been fully implemented as of the date the financial statements are issued. When substantial doubt exists under this methodology, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the Company's ability to continue as a going concern. The mitigating effect of management's plans, however, is only considered if both (
1
) it is probable that the plans will be effectively implemented within one
year after the date that the financial statements are issued, and (
2
) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity's ability to continue as a going concern within one
year after the date that the financial statements are issued.

The Company has incurred operating losses and negative cash flows from operations since inception. To date, the Company has no
product revenue and management expects operating losses to continue for the foreseeable future and has primarily funded these losses through equity financings. The Company incurred a net loss of
$17,443
for the
three
months ended
March 31, 2021
and has an accumulated deficit of
$294,806
as of
March 31, 2021.
Net cash used in operations was approximately
$18,940
for the
three
months ended
March 31, 2021.
As of
March 31, 2021,
the Company had
$81,742
net current assets and
$90,574
of cash and cash equivalents on hand.

Based on the Company's cash and cash equivalents on hand on
March 31, 2021,
management does
not
believe that there is substantial doubt about the Company's ability to continue as a going concern within one
year after the date these financial statements are issued. These financial statements have been prepared on a going concern basis.

Use of estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the period. Areas where management uses subjective judgment include, but are not
limited to, share-based compensation, clinical trial accruals, valuation allowance for deferred tax assets, estimating uncertain tax positions,

measurement of right-of-use assets and lease liabilities, fair value of financial instruments and estimating of useful life for property and equipment. Management bases the estimates on historical experience, known trends and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Fair value measurements

The Company applies ASC
820,
Fair Value Measurements and Disclosures
(“ASC
820”
), in measuring fair value. ASC
820
defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC
820
establishes a
three
-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•	Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
•	Level 2—Other inputs that are directly or indirectly observable in the marketplace.
•	Level 3—Unobservable inputs which are supported by little or no market activity.

ASC
820
describes
three
main approaches to measuring the fair value of assets and liabilities: (
1
) market approach; (
2
) income approach and (
3
) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial instruments of the Company primarily include cash and cash equivalents, accounts payable, redeemable noncontrolling interests, forward liability and long-term loans. The redeemable noncontrolling interests were initially recorded at issuance price net of issuance costs. The Company recognizes changes in the redemption value immediately as they occur and adjusts the carrying value of the redeemable noncontrolling interests to equal the redemption value at the end of each reporting period. The Company measures its forward liability at fair value on a recurring basis. As of
December 31, 2020
and
March 31, 2021,
the fair values of cash and cash equivalents, accounts payable, and current portion of long-term loans approximated their carrying values due to their short-term nature.

As of
December 31, 2020
and
March 31, 2021,
the total carrying amount of long-term loans was
$2,167
and
$635,
compared with an estimated fair value of
$2,136
and
$634,
respectively. The fair value of the long-term loans is estimated by discounting cash flows using interest rates currently available for debts with similar terms and maturities (Level
2
fair value measurement).

Liabilities measured at fair value on a recurring basis as of
December 31, 2020
and
March
31,
2021
are summarized below:

		Fair value measurement
Recurring fair value measurement	Total Fair Value	Quoted prices in active markets for identical assets ( Level 1)	Significant other observable inputs ( Level 2)	Significant unobservable inputs (Level 3)
	$	$	$	$

As of December 31, 2020 (audited):
Forward liability (Note 3)	278	-	-	278
As of March 31, 2021 (unaudited):
Forward liability (Note 3)	278	-	-	278

The Company determined the fair value of the forward liability with the assistance of an independent third
-party valuation firm. The fair value of the forward liability is estimated by a discounted cash flow model considering the fair value of the underlying security at
December 31, 2020
and
March 31, 2021
and the agreed upon future issuance price per contract.
For the
three
months ended
March 31, 2021,
the fair value change of the forward liability was
not
material.

The following table represents the assumptions used to estimate the fair value of the forward liability.

	Valuation technique	Unobservable inputs	Range
Forward liability	Discounted cash flow	Fair value of underlying security	2.65

The following table presents a reconciliation of the liability measured at fair value on a recurring basis using significant unobservable inputs (Level
3
) for the period presented.

Forward liability
$

Balance as of December 31, 2020 (audited)	278
Gains or losses from changes in fair value	-

Balance as of March 31, 2021 (unaudited)	278